INVENTORIES - Schedule of Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Spare Parts	$ 23,140,685	$ 20,816,309
Allowance for obsolete inventories	(470,177)	(948,175)
Total	22,670,508	19,868,134
Current
Finished products	4,171,765	5,235,997
Production in progress	17,649,645	14,966,747
Raw materials, materials and spare parts	44,945,404	33,450,670
Fuels	9,718,899	9,886,200
Total	$ 76,485,713	$ 63,539,614